Exceptional items	6 Months Ended
Dec. 31, 2022
Exceptional Items [Abstract]
Exceptional items	Exceptional items
Exceptional items are those that in management’s judgement need to be disclosed separately. Such items are included within the income statement caption to which they relate. Management believes that that separate disclosure of exceptional items and the classification between operating and non-operating items further helps investors to understand the performance of the group. Changes in estimates and reversals in relation to items previously recognised as exceptional are presented consistently as exceptional in the current year.

Exceptional operating items are those that are considered to be material and unusual or non-recurring in nature and are part of the operating activities of the group, such as one-off global restructuring programmes which can be multi-year, impairment of intangible assets and fixed assets, indirect tax settlements, property disposals and changes in post employment plans.

Gains and losses on the sale or directly attributable to a prospective sale of businesses, brands or distribution rights, step up gains and losses that arise when an investment becomes an associate or an associate becomes a subsidiary and other material, unusual non-recurring items that are not in respect of the production, marketing and distribution of premium drinks, are disclosed as exceptional non-operating items below operating profit in the income statement.

Exceptional current and deferred tax items comprise material and unusual or non-recurring items that impact taxation. Examples include direct tax provisions and settlements in respect of prior years and the remeasurement of deferred tax assets and liabilities following tax rate changes.

	Six months ended 31 December 2022	Six months ended 31 December 2021
	£ million	£ million
Exceptional operating items
Supply chain agility programme (a)	(47)	—
Winding down Russian operations (b)	14	—
	(33)	—
Non-operating items
Sale of businesses and brands
Archers brand (c)	20	—
USL Popular brands (d)	4	—
United National Breweries (e)	2	2
Guinness Cameroon S.A. (f)	(2)	—
Meta Abo Brewery (g)	—	(33)
Step acquisition - Mr Black (h)	(8)	—
	16	(31)

Exceptional items before taxation	(17)	(31)

Items included in taxation (note 5)
Tax on exceptional operating items	12	—
Tax on exceptional non-operating items	1	—
Exceptional taxation	57	—
	70	—

Total exceptional items	53	(31)

Attributable to:
Equity shareholders of the parent company	52	(31)
Non-controlling interests	1	—
Total exceptional items	53	(31)

(a) In the six months ended 31 December 2022, an exceptional charge of £47 million was accounted for in respect of the supply chain agility programme announced in July 2022. With this five-year spanning programme, Diageo expects to strengthen its supply chain, improve its resilience and agility, drive efficiencies, deliver additional productivity savings and make its supply operations more sustainable. Total implementation cost of the programme is expected to be up to £500 million over the five-year period, which will comprise non‐cash items and one‐off expenses, the majority of which are expected to be recognised as exceptional operating items. No restructuring cash expenditure was incurred in the period.

(b) In the six months ended 31 December 2022, Diageo released unutilised provisions of £14 million from the £50 million exceptional charge taken in the year ended 30 June 2022 in respect of winding down its operations in Russia.

(c) On 8 September 2022, Diageo announced the sale of its Archers brand. The transaction resulted in an exceptional gain of £20 million.

(d) On 30 September 2022, Diageo announced the completion of the sale of the Popular brands of its USL business. The aggregate consideration for the disposal was £87 million, the disposed net asset included £31 million net working capital and £22 million brand, and £16 million goodwill was derecognised. The transaction resulted in an exceptional gain of £4 million and the respective share of non-controlling interest amounted to £9 million. Popular brands contributed £225 million to sales and £5 million to operating profit including transaction costs of £4 million in the six months ended 31 December 2022.
(e) In the six months ended 31 December 2022, ZAR46 million (£2 million) of deferred consideration was paid to Diageo in respect of the sale of United National Breweries, the full amount of which represented a non-operating gain (2021 – a gain of £2 million).

(f) On 14 July 2022, Diageo announced the agreement to sell Guinness Cameroon S.A., its brewery in Cameroon, to Castel Group. As regulatory clearance has been received, completion of the sale is highly probable and is expected in the second half of fiscal 23. As a result, the assets and liabilities of the brewing business of Guinness Cameroon S.A. were classified as held for sale. In the six months ended 31 December 2022, transaction costs relating to the prospective sale amounted to £2 million.

(g) In the six months ended 31 December 2021, a loss of £33 million was recognised as a non-operating item attributable to the sale of Meta Abo Brewery Share Company in Ethiopia.
(h) On 29 September 2022, the group acquired that part of the entire issued share capital of Mr Black Spirits Pty Ltd, owner of the Mr Black Australian premium cold brew coffee liqueur, that it did not already own. As a result of Mr Black becoming a subsidiary of the group, in the six months ended 31 December 2022, a loss of £8 million arose, being the difference between the book value of the associate prior to the transaction and its fair value plus transaction costs.